Schedule of Stock Based Compensation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total stock-based compensation expense	$ 132	$ 240	$ 493	$ 717	$ 961	$ 335
Total stock-based compensation expense	132	240	493	717	961	335
Cost of Sales [Member]
Total stock-based compensation expense	2	2	10	5	4	3
Total stock-based compensation expense	2	2	10	5	4	3
Research and Development Expense [Member]
Total stock-based compensation expense	18	57	77	169	153	123
Total stock-based compensation expense	18	57	77	169	153	123
Selling and Marketing Expense [Member]
Total stock-based compensation expense	5	19	20	56	115	66
Total stock-based compensation expense	5	19	20	56	115	66
General and Administrative Expense [Member]
Total stock-based compensation expense	107	162	386	487	689	143
Total stock-based compensation expense	$ 107	$ 162	$ 386	$ 487	$ 689	$ 143